Statements of Changes In Trust Capital (Parenthetical)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Series 1 Unitholders [Member]
Brokerage fee percentage, maximum	7.00%	7.00%	7.00%